DISCONTINUED OPERATIONS AND DECONSOLIDATION OF TRICHOME	12 Months Ended
Dec. 31, 2022
Discontinued Operations And Deconsolidation [Abstract]
DISCONTINUED OPERATIONS AND DECONSOLIDATION OF TRICHOME [Text Block]
NOTE 24:-	DISCONTINUED OPERATIONS AND DECONSOLIDATION OF TRICHOME

During 2022, following management strategic review of the operations of the Group, the Company decided to discontinue its operation in Canada and sell its subsidiaries in the segment, Trichome Group.

A discontinued operation is a component of the Group that represents a separate major line of business or geographical area of operations and that either has been disposed of or is classified as held for sale. The Trichome Group comprised the geographical operating segment for Canada.

Discontinued operations are excluded from the results of continuing operations and are presented as a single amount as profit or loss after tax from discontinued operations in the statement of profit and loss and other comprehensive income.

The Company identified its decision as indication for an impairment of Trichome group's cash generating unit (the "CGU"). The Company performed an analysis for the recoverability of the CGU and recognized an impairment of $115,112, which was recorded under Net loss from discontinued operations, net of tax.

On November 7, 2022, Trichome Group filed and obtained an initial order under CCAA (see Note 1), which is a Canadian federal law that permits a Canadian business to restructure its affairs while carrying on its business in the ordinary course with minimal disruption to its customers, suppliers and employees.

Per the CCAA proceeding, the Court has appointed a monitor, which oversees management activities. The administration of the CCAA process, principally relating to the powers provided to the court and the court appointed monitor, as well as the secured debtholder interests, removed certain elements of control of the business from the Company. As a result, the Company has determined that it no longer has a controlling financial interest over Trichome group as defined in IFRS 10, "Consolidations", and therefore has deconsolidated Trichome as of the date of the CCAA filing.

Following the deconsolidation, the carrying value of assets and liabilities of Trichome group were removed from the Company’s consolidated statements of financial position. The net amount deconsolidated from the Company’s balance sheet was $1,171, including $406 of cash, $7,228 of inventory and biological assets, $14,645 of property, plant and equipment, ($3,774) of bank loans and revolving credit line and ($17,334) of other assets and liabilities, net.

As a result, the Company recorded a loss from derecognition of net assets totaling $17,959 in non-operating income (loss) and the investment in Trichome group decreased to $nil.

In the context of the CCAA filing, there are no remaining liabilities to the Company or any of its consolidated subsidiaries related to the Canadian entities. The Trichome group was party to transactions with the Company and its consolidated subsidiaries entered into in the normal course of business; these transactions include recharge of various corporate expenses for services benefiting Trichome group and sell of inventory. Up to the date of the CCAA filing, these transactions were eliminated on consolidation and had no impact on the Company’s consolidated statement of profit or loss. After deconsolidating Trichome group, these transactions are treated as third-party transactions in the Company's financial statements. The amount of these related-party transactions during the period of November 7, 2022, to December 31, 2022, were $921.

The assets and liabilities of Trichome Group included in the consolidated statement of financial position as of December 31, 2021, and immediately prior to the deconsolidation on November 6, 2022, are as follows:

	November 6, 2022	December 31, 2021
ASSETS

Current assets:
Cash and cash equivalents	$406	$3,171
Trade receivables	1,047	8,486
Other accounts receivable	2,194	11,198
Loans receivable	1,010	2,708
Biological assets	444	1,435
Inventories	6,784	9,715

	11,885	36,713
Non-current assets:
Property, plant and equipment, net	14,645	21,236
Derivative assets	-	14
Right-of-use assets, net	10,999	14,570
Intangible assets, net	17,157	22,846
Goodwill	-	107,854

	42,801	166,520

Total Assets	$54,686	$203,233

	November 6, 2022	December 31, 2021
LIABILITIES

Current liabilities:
Trade payables	$7,266	$4,667
Bank loans and credit facilities	3,774	8,684
Other accounts payable and accrued expenses	25,217	14,019
Current maturities of operating lease liabilities	869	841

	37,126	28,211
Non-current liabilities:
Operating lease liabilities	13,517	14,883
Deferred tax liability, net	2,872	4,065

	16,389	18,948

Total liabilities	$53,515	$47,159

The results of discontinued operations of Trichome are summarized as follows:

	Period ended November 6,	Year ended December 31
	2022	2021

Revenues	$28,171	$20,247
Cost of revenues	24,227	16,960

Gross profit before fair value adjustments	3,944	3,287

Fair value adjustments:
Unrealized change in fair value of biological assets	399	902
Realized fair value adjustments on inventory sold in the period	(2,528)	(226)

Total fair value adjustments	(2,129)	676

Gross profit	1,815	3,963

General and administrative expenses	38,464	14,998
Impairment of goodwill, intangible assets, right-of-use assets and fixed assets	115,112	-
Selling and marketing expenses	4,912	2,270
Restructuring expenses	4,506	-
Share-based compensation	1,130	2,049

Total operating expenses	164,124	19,317

Operating loss	(162,309)	(15,354)

Finance expenses, net	(5,264)	(2,495)

Loss before income taxes	(167,573)	(17,849)
Income tax expense (benefit)	(1,194)	5

Net loss from discontinued operations, net of tax	$(166,379)	$(17,854)

Below are data of the net cash flows provided by (used in) the discontinued operations:

	Period ended November 6, 2022	Year ended December 31, 2021

Operating activities	$(300)	$(10,621)

Investing activities	$(615)	$(1,434)

Financing activities	$(1,850)	$14,864

(*) From business combination dated, March 18, 2021.